Summary of Redeemable Noncontrolling Interest (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Temporary Equity Disclosure [Abstract]
Balance as of January 1	$ 170,686		1,033,283		935,978		0
Business combination	0		0		100,101		942,004
Net losses	(10,218)		(61,857)		(55,804)		(10,284)
Other comprehensive losses	(9,155)		(55,420)		(690)		(995)
Exercise of share-based awards	77		464		0		0
Share-based compensation	1,860		11,259		5,566		1,992
Issuance of subsidiary shares	8,485		51,368		25,989		3,261
Accretion of redeemable noncontrolling interests	5,253		31,799		22,143		0
Acquisition of subsidiaries' redeemable shares from noncontrolling shareholders	(20,147)	[1]	(121,962)	[1]	0	[1]	0	[1]
Reclassification of redeemable noncontrolling interests	(146,841)	[2]	(888,934)	[2]	0	[2]	0	[2]
Balance as of December 31	$ 0		0		1,033,283		935,978

[1]	The Company purchased the redeemable noncontrolling interests of Qiyi and B.D. Mobile Telecommunication Limited in the year ended December 31, 2013. The difference between the consideration paid by the Company to the noncontrolling interest holders of RMB260.40 million (US$43.02 million), and the carrying amount of the redeemable noncontrolling interests of RMB121.96 million (US$20.15 million), which amounted to RMB138.44 million (US$22.87 million) was recognized in additional paid-in capital in accordance with ASC 810.
[2]	The carrying amount of the redeemable noncontrolling interests of Qunar amounting to RMB888.93 million (US$146.84 million) was reclassified from mezzanine equity to permanent equity without reversing any prior accretions on November 1, 2013 when Qunar completed its IPO in NASDAQ and the underlying redemption rights terminated accordingly.